Average Annual Total Returns - Allspring Municipal Fixed Income Funds - ETF Class			12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
High Yield Municipal Bond Fund | Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.46%	2.18%	4.35%
High Yield Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
High Yield Municipal Bond Fund | ETF Share Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.57%	1.47%	3.14%
Performance Inception Date	[1]	Oct. 20, 2026
High Yield Municipal Bond Fund | ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.56%	1.41%	2.66%
Performance Inception Date		Oct. 20, 2026
High Yield Municipal Bond Fund | ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.44%	2.06%	2.92%
Performance Inception Date		Oct. 20, 2026
Strategic Municipal Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Strategic Municipal Bond Fund | Bloomberg Short-Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	1.22%	1.98%
Strategic Municipal Bond Fund | ETF Share Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.03%	1.57%	2.22%
Performance Inception Date	[2]	Oct. 20, 2026
Strategic Municipal Bond Fund | ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.01%	1.54%	2.02%
Performance Inception Date		Oct. 20, 2026
Strategic Municipal Bond Fund | ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.58%	1.73%	2.04%
Performance Inception Date		Oct. 20, 2026

[1]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Class R6 shares, which have the same expenses as the ETF Class shares. The Class R6 annual returns are substantially similar to what the ETF Class annual returns would be because the Class R6 and ETF Class shares are invested in the same portfolio and have the same expenses.

[2]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Class R6 shares, which have the same expenses as the ETF Class shares. The Class R6 annual returns are substantially similar to what the ETF Class annual returns would be because the Class R6 and ETF Class shares are invested in the same portfolio and have the same expenses.